Prospectus Supplement

John Hancock Variable Insurance Trust

Global Equity Trust (the fund)

Supplement dated March 27, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

Effective March 31, 2023, Uday Chatterjee will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Chatterjee will be removed from the Prospectus as of March 31, 2023.

As of November 30, 2023 (the Effective Date), Edward Ritchie, ASIP, will be added as a portfolio manager of the fund. As of the Effective Date, Paul Boyne, Stephen Hermsdorf and Felicity Smith will continue as portfolio managers of the fund and, along with Edward Ritchie, ASIP, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following amends and supplements the summary section of the Prospectus for the fund under the heading “Portfolio management”:

Edward Ritchie, ASIP

Portfolio Manager and Analyst

Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” will be amended to include Edward Ritchie, ASIP, as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:

Edward Ritchie, ASIP. Portfolio Manager and Analyst; joined Manulife IM (US) in 2010.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Global Equity Trust (the fund)

Supplement dated March 27, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective March 31, 2023, Uday Chatterjee will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Chatterjee will be removed from the SAI as of March 31, 2023.

As of November 30, 2023 (the Effective Date), Edward Ritchie, ASIP, will be added as a portfolio manager of the fund. As of the Effective Date, Paul Boyne, Stephen Hermsdorf and Felicity Smith will continue as portfolio managers of the fund and, along with Edward Ritchie, ASIP, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.